Securities	12 Months Ended
Dec. 31, 2017
Securities [Abstract]
Securities

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2017 and December 31, 2016 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2017
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,499	$-	$82	$11,417
Mortgage-backed securities - residential	236	8	-	244
Collateralized mortgage obligations	110	2	-	112
Total	$11,845	$10	$82	$11,773

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2016
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$13,521	$11	$27	$13,505
Mortgage-backed securities - residential	345	12	-	357
Collateralized mortgage obligations	189	7	-	196
Total	$14,055	$30	$27	$14,058

There was no other-than-temporary impairment recognized in accumulated other comprehensive income (loss) for securities available for sale at December 31, 2017 or December 31, 2016.

There were no sales of securities for the years ended December 31, 2017 or December 31, 2016.

The amortized cost and fair value of debt securities at December 31, 2017 and December 31, 2016 are shown by contractual maturity.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity date are shown separately.

	December 31, 2017		December 31, 2016
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,002	$2,993	$2,518	$2,518
Due from one to five years	8,497	8,424	11,003	10,987
Mortgage-backed securities - residential	236	244	345	357
Collateralized mortgage obligations	110	112	189	196
Total	$11,845	$11,773	$14,055	$14,058

Fair value of securities pledged was as follows:

	2017	2016
Pledged as collateral for:
FHLB advances	$4,641	$2,327
Public deposits	2,018	2,043
Interest-rate swaps	145	195
Total	$6,804	$4,565

At year end 2017 and 2016, there were no holdings of securities of any one issuer, other than U.S. Treasuries and U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2017 and December 31, 2016 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2017	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$6,947	$51	$4,470	$31	$11,417	$82
Total temporarily impaired	$6,947	$51	$4,470	$31	$11,417	$82

December 31, 2016	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$10,492	$27	$-	$-	$10,492	$27
Mortgage-backed securities - residential (1)	1	-	-	-	1	-
Total temporarily impaired	$10,493	$27	$-	$-	$10,493	$27
(1)	Securities with an unrealized loss were less than $1 resulting in rounding to zero.

The unrealized losses in U.S. Treasuries at December 31, 2017 and U.S. Treasuries and Mortgage-backed securities at December 31, 2016, are related to multiple securities.  Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and will unlikely be required to sell these securities before their anticipated recovery, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2017 and December 31, 2016.